Accumulated retained earnings (Tables)	12 Months Ended
Dec. 31, 2024
Retained earnings [abstract]
Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

EUR million
	2024	2023	2022
Restricted reserves	3,084	2,899	2,798
Legal reserveA	1,515	1,618	1,734
Own shares	421	649	737
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	1,105	589	284
Unrestricted reserves	24,186	16,033	7,701
Voluntary reservesB	20,362	14,284	7,917
Consolidation reserves attributable to the Bank	3,824	1,749	(216)
Reserves of subsidiaries	47,249	47,669	49,196
Reserves of entities accounted for using the equity method	1,831	1,762	1,553
	76,350	68,363	61,248
A.The board of directors has proposed to the general shareholders' meeting the reclassification of the excess that the amount of the balance of the legal reserve account shows over the figure that is equivalent to 20% of the resulting share capital after the executed capital reductions, to be included in the voluntary reserves account.
B.In accordance with the commercial regulations in force in Spain.

Schedule of reserves of subsidiaries based on the companies' contribution to the Group
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

EUR million
	2024	2023	2022
Banco Santander (Brasil) S.A. (Consolidated Group)	15,107	14,512	14,663
Santander UK Group	8,576	8,700	8,358
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	5,248	5,684	5,437
Santander Consumer Finance Group	4,729	4,344	3,858
Banco Santander - Chile	4,250	4,112	3,875
Banco Santander Argentina S.A.	2,892	2,813	2,527
Banco Santander Totta, S.A. (Consolidated Group)	2,766	2,626	3,297
Santander Bank Polska S.A.	2,890	2,535	2,140
Grupo Santander Holdings USA	187	1,893	4,324
Santander Investment, S.A.	1,217	1,215	1,316
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	836	1,044	1,050
Banco Santander International SA (former Banco Santander (Suisse) S.A)	397	346	310
Other companies and consolidation adjustments	(1,846)	(2,155)	(1,959)
	47,249	47,669	49,196
Of which, restricted	4,175	3,870	3,614